Consolidated statements of changes in shareholders' equity - EUR (€)	Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2016	€ 31,241,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,803,000,000	€ (1,658,000,000)	€ (403,000,000)	€ 2,604,000,000	€ 2,349,000,000	€ 255,000,000	€ 33,845,000,000
Equity at beginning of period (in shares) at Dec. 31, 2016										2,660,056,599
Consolidated comprehensive income	1,770,000,000				1,843,000,000	(73,000,000)	156,000,000	197,000,000	(41,000,000)	€ 1,926,000,000
Share-based compensation	8,000,000				8,000,000		(3,000,000)	(3,000,000)		5,000,000
Purchase of treasury shares	(5,000,000)				(5,000,000)					(5,000,000)
Dividends	(1,729,000,000)				(1,729,000,000)		(234,000,000)	(234,000,000)		(1,963,000,000)
Subordinated notes remuneration	(282,000,000)				(282,000,000)					(282,000,000)
Changes in ownership interests with no gain/loss of control	(2,000,000)				(2,000,000)		2,000,000	2,000,000
Other movements	(26,000,000)				(26,000,000)		12,000,000	12,000,000		(14,000,000)
Equity at end of period at Dec. 31, 2017	30,975,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(1,851,000,000)	(476,000,000)	2,537,000,000	2,323,000,000	214,000,000	€ 33,512,000,000
Equity at end of period (in shares) at Dec. 31, 2017										2,660,056,599
Effect of IFRS application	(19,000,000)				20,000,000	(39,000,000)	(4,000,000)	(4,000,000)		€ (23,000,000)
Balance after effect of IFRS application	30,956,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(1,831,000,000)	(515,000,000)	2,533,000,000	2,319,000,000	214,000,000	33,489,000,000
Consolidated comprehensive income	1,898,000,000				1,954,000,000	(56,000,000)	213,000,000	204,000,000	9,000,000	2,111,000,000
Share-based compensation	46,000,000				46,000,000		4,000,000	4,000,000		50,000,000
Purchase of treasury shares	(98,000,000)				(98,000,000)					(98,000,000)
Dividends	(1,860,000,000)				(1,860,000,000)		(246,000,000)	(246,000,000)		(2,106,000,000)
Subordinated notes remuneration	(280,000,000)				(280,000,000)					(280,000,000)
Changes in ownership interests with no gain/loss of control	(3,000,000)				(3,000,000)		(9,000,000)	(9,000,000)		(12,000,000)
Changes in ownership interests with gain/loss of control							11,000,000	11,000,000		11,000,000
Other movements	10,000,000				10,000,000		74,000,000	74,000,000		84,000,000
Equity at end of period at Dec. 31, 2018	30,669,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(2,062,000,000)	(571,000,000)	2,580,000,000	2,357,000,000	223,000,000	€ 33,249,000,000
Equity at end of period (in shares) at Dec. 31, 2018										2,660,056,599
Effect of IFRS application	2,000,000				2,000,000	0			0	€ 2,000,000
Balance after effect of IFRS application	30,671,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(2,060,000,000)	(571,000,000)	2,580,000,000	2,357,000,000	223,000,000	33,251,000,000
Consolidated comprehensive income	3,075,000,000				3,006,000,000	69,000,000	232,000,000	220,000,000	11,000,000	3,307,000,000
Share-based compensation	52,000,000				52,000,000		3,000,000	3,000,000		55,000,000
Purchase of treasury shares	(34,000,000)				(34,000,000)					(34,000,000)
Dividends	(1,857,000,000)				(1,857,000,000)		(248,000,000)	(248,000,000)		(2,105,000,000)
Subordinated notes remuneration	(297,000,000)				(297,000,000)					(297,000,000)
Changes in ownership interests with no gain/loss of control	4,000,000				4,000,000		1,000,000	1,000,000		5,000,000
Changes in ownership interests with gain/loss of control							2,000,000	2,000,000		2,000,000
Other movements	114,000,000				114,000,000		119,000,000	119,000,000		233,000,000
Equity at end of period at Dec. 31, 2019	€ 31,727,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,803,000,000	€ (1,073,000,000)	€ (502,000,000)	€ 2,688,000,000	€ 2,454,000,000	€ 234,000,000	€ 34,416,000,000
Equity at end of period (in shares) at Dec. 31, 2019										2,660,056,599